Defined Benefit Plans - Net Periodic Benefit Costs (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	$ 9	$ 8	$ 18	$ 17
Interest Cost	11	11	22	23
Amortization (accretion) of prior service cost	4	8	7	25
Net periodic benefit cost	24	27	47	65
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service Cost	1	1	2	2
Interest Cost	5	5	10	11
Amortization (accretion) of prior service cost	$ (6)	6	$ (12)	91
Net periodic benefit cost		$ 12		$ 104